Cover	6 Months Ended
Jan. 31, 2022
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	The amended Form 10-12G is being amended to make changes in disclosures requested in SEC comment letter dated March 11, 2022.
Entity Registrant Name	Himalaya Technologies, Inc.
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2420
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	630
Local Phone Number	708-0750
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false